Commitments and Contingencies - Schedule of aggregate expected commitments (Details) € in Thousands	Sep. 30, 2024 EUR (€)
Disclosure of contingent liabilities [abstract]
Purchase commitments	€ 25,778
Future lease payments	13,598
Total	€ 39,376